Note 9 - Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2018
Financial Assets at Fair Value Through Profit or Loss Abstract
Table of Debt Securities FVTPL
	December 31, 2018	December 31, 2017	January 1, 2017
Government securities	952,798	2,082,328	3,748,047
Government securities - Pledged as collateral	-	31,124	-
Private securities - Corporate bonds	167,913	197,983	325,605
BCRA Bills	6,387,388	6,276,692	2,691,284
TOTAL	7,508,099	8,588,127	6,764,936

Table of Derivative Financial Assets FVTPL
	December 31, 2018	December 31, 2017	January 1, 2017
Foreign Currency Forwards	591,418	162,494	52,798
Interest Rate Swaps	-	48,262	46,189
TOTAL	591,418	210,756	98,987

Table of Derivative Financial Assets FVTPL - Foreign Currency Forward and Interest Rate Swap
	December 31, 2018	December 31, 2017	January 1, 2017
Foreign Currency Forwards
Foreign currency forwards purchases - US$	620,651	658,575	162,156
Foreign currency forwards purchases - Euros	-	-	176
Foreign currency forwards sales - US$	760,615	645,582	183,056
Foreign currency forwards sales - Euros	5,463	4,818	9,203
Interest rate swaps
Fixed rate for floating rate	3,261,154	4,358,645	2,227,278

Table of Equity Instruments FVTPL
	December 31, 2018	December 31, 2017	January 1, 2017
Mercado de Valores de Buenos Aires S.A.	24,722	52,292	122,345
BYMA-Bolsas y Mercados Argentinos S.A.	94,600	125,499	-
Investments Funds	408,704	517,873	285,319
TOTAL	528,026	695,664	407,664